Trade and other payables	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Trade and other payables	9 Trade and other payables

	2024	2023
	US$M	US$M
Trade payables	5,338	4,893
Other payables	1,426	1,407

Total	6,764	6,300

Comprising:
Current	6,719	6,296
Non-current	45	4